Noncontrolling Interests (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Summary of redeemable noncontrolling interests
The table below presents the reconciliation of changes in redeemable noncontrolling interests:

	Nine Months Ended December 31,

	2023	2022
	(Amounts in millions)
Beginning balance	$343.6	$321.2
Net loss attributable to redeemable noncontrolling interests	(7.3)	(7.4)
Noncontrolling interests discount accretion	—	13.4
Adjustments to redemption value	71.5	34.7
Cash distributions	(1.0)	(4.8)
Purchase of noncontrolling interest	(0.6)	—

Ending balance	$406.2	$357.1

The table below presents the reconciliation of changes in redeemable noncontrolling interests:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Beginning balance	$321.2	$219.1	$167.8
Net loss attributable to redeemable noncontrolling interests	(9.2)	(17.7)	(15.9)
Noncontrolling interests discount accretion	13.2	22.7	22.7
Adjustments to redemption value	78.4	98.6	47.1
Other	1.7	—	—
Cash distributions	(6.6)	(1.5)	(2.6)
Purchase of noncontrolling interest	(55.1)	—	—

Ending balance	$343.6	$321.2	$219.1